Inventories	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Inventories	16 Inventories
Recognition and measurement
purchased for our own use that is ordinarily interchangeable in accordance with IAS 2 “Inventories” is valued on the same basis, jointly with our own production. Average costs are calculated by reference to the cost levels experienced in the relevant month together with those in opening inventory.
The cost of raw materials and purchased components, and consumable stores, is the purchase price. The cost of work in progress and finished goods and goods for resale is generally the cost of production, including directly attributable labour costs, materials and contractor expenses, the depreciation of assets used in production and production overheads.
Work in progress includes ore stockpiles and other partly processed material. Stockpiles represent ore that has been extracted and is available for further processing. If there is significant uncertainty as to if and when the stockpiled ore will be processed, the cost of such ore is expensed as mined. If the ore will not be processed within 12 months after the balance sheet date, it is included within non-current assets and net realisable value is calculated on a discounted cash flow basis. Quantities of stockpiled ore are assessed primarily through surveys and assays.
Certain estimates, including expected metal recoveries, are calculated using available industry, engineering and scientific data, and are periodically reassessed, taking into account technical analysis and historical performance.

	2024 US$m	2023 US$m
Raw materials and purchased components	971	1,050
Consumable stores	1,560	1,520
Work in progress	1,931	2,467
Finished goods and goods for resale	1,620	1,836
Total inventories	6,082	6,873
Comprising:
Expected to be used within one year	5,860	6,659
Expected to be used after more than one year	222	214
Total inventories	6,082	6,873
During 2024, the Group recognised a net inventory write-off of US$49 million (2023: US$60 million write-off). This included inventory write-offs of
US$77 million (2023: US$94 million) partly offset by a write-back of previously written down inventory due to an increase in realisable values amounting to US$28 million (2023: US$34 million).
At 31 December 2024, US$947 million (2023: US$925 million) of inventories were pledged as security for liabilities.